Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022 CAD ($) shares	Apr. 30, 2022 CAD ($) shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 47,947			$ 45,830
Balance at end of period	$ 48,824	$ 47,947	$ 44,285	$ 48,824	$ 44,285
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	903,154,932	901,922,630	898,186,252	901,655,952	894,170,658
Equity-settled share-based compensation plans, Number of shares | shares	203,657	230,540	958,340	1,510,875	2,834,554
Shareholder investment plan, Number of shares | shares	635,977	514,216	455,792	1,603,223	1,563,982
Employee share purchase plan, Number of shares | shares	661,554	515,390	585,726	1,709,684	1,896,152
Number of shares issued, Number of shares | shares	904,656,120	903,182,776	900,186,110	906,479,734	900,465,346
Purchase of common shares for cancellation, Number of shares | shares				(1,800,000)
Treasury shares, Number of shares | shares	35,053	(27,844)	(22,656)	11,439	(301,892)
Ending balance, Number of shares | shares	904,691,173	903,154,932	900,163,454	904,691,173	900,163,454
Balance at beginning of period	$ 14,545	$ 14,457	$ 14,130	$ 14,351	$ 13,908
Equity-settled share-based compensation plans	11	12	50	82	145
Shareholder investment plan, Amount	40	37	33	113	98
Employee share purchase plan, Amount	44	41	41	125	116
Number of shares issued, Amount	14,640	14,547	14,254	14,671	14,267
Purchase of common shares for cancellation, Amount	0	0	0	(29)	0
Treasury shares, Amount	3	(2)	(2)	1	(15)
Balance at end of period	$ 14,643	$ 14,545	$ 14,252	$ 14,643	$ 14,252